ACCRUED EXPENSES AND OTHER CURRENT LIABILITES	6 Months Ended
Jun. 30, 2022
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITES	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	June 30, 2022	December 31, 2021
	(Unaudited)	(Audited)
Employees and payroll accruals	$4,240	$8,262
Professional fees	304	600
Non recurring engineering	2,788	4,800
Government authorities	2,530	648
Other payables	1,460	1,708
Total	$11,322	$16,018